Annual Operating Expenses - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2024
Fidelity Advisor Small Cap Fund - Class A
Operating Expenses:
Management fee	0.87%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	1.36%
Fidelity Advisor Small Cap Fund - Class C
Operating Expenses:
Management fee	0.87%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual operating expenses	2.12%
Fidelity Advisor Small Cap Fund - Class M
Operating Expenses:
Management fee	0.87%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%	[2]
Total annual operating expenses	1.59%
Fidelity Advisor Small Cap Fund - Class I
Operating Expenses:
Management fee	0.87%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.10%
Fidelity Advisor Small Cap Fund - Class Z
Operating Expenses:
Management fee	0.87%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.96%

[1]	AThe management fee is comprised of a basic fee of 0.67% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.